Accounts Receivable and Promissory Note Receivable (Narrative) (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Accounts Receivable And Promissory Note Receivable [Abstract]
Allowance for credit losses	$ 329,743
Allowance for credit losses of promissory note receivable	$ 131,089	$ 139,370	$ 0